Note Q - Stock Options - Options Outstanding and Exercisable (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 17.12
Exercise Price Range 1 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range, Lower Range Limit	4.08
Share-Based Payment Arrangement, Option, Exercise Price Range, Upper Range Limit	$ 5.84
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding | shares	25,565
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	$ 5.20
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	4 years 7 months 17 days
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable | shares	17,130
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 5.20
Exercise Price Range 2 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range, Lower Range Limit	5.85
Share-Based Payment Arrangement, Option, Exercise Price Range, Upper Range Limit	$ 28.00
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding | shares	177,431
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	$ 18.27
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	1 year 9 months 21 days
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable | shares	177,431
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 18.27
Exercise Price Range 3 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range, Lower Range Limit	4.08
Share-Based Payment Arrangement, Option, Exercise Price Range, Upper Range Limit	$ 28.00
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding | shares	202,996
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable | shares	194,561